INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
NOTE 9 - INTANGIBLE ASSETS, NET

	June 30,
	2021			2022
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$2,867	(1,468)	1,399	$14,204	(3,462)	10,742

The amortization expenses for the years ended June 30, 2020, 2021 and 2022
 w
ere $300, $316 and $1,356, respectively.

The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2023	$1,598
2024	1,435
2025	1,259
2026	1,123
2027	1,123